Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	612,400.00
Total Offset Amount	6,555.66
Net Fee	605,844.34
Narrative - Max Aggregate Offering Price	$ 4,000,000,000.00
Final Prospectus	true